Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible Assets
8. Intangible assets
	Internally generated – Completed	Internally generated – In Process	Vendor Purchases	Total
Cost
Balance at December 31, 2016	8,593	6,333	3,340	18,266
Additions	-	5,143	11	5,154
Transfers	7,935	(7,935)	-	-
Balance at December 31, 2017	16,528	3,541	3,351	23,420
Additions	-	7,730	5	7,735
Transfers	10,373	(10,373)	-	-
Balance at December 31, 2018	26,901	898	3,356	31,155

Accumulated depreciation
Balance at December 31, 2016	3,122	-	2,895	6,017
Additions	2,369	-	137	2,506
Balance at December 31, 2017	5,491	-	3,032	8,523
Additions	3,883	-	91	3,974
Balance at December 31, 2018	9,374	-	3,123	12,497

Net book value
At December 31, 2017	11,037	3,541	319	14,897
At December 31, 2018	17,527	898	233	18,658

Intangible assets include both internally generated and acquired software with finite useful lives. Amortization of intangible assets is included in technology and development costs.